OPERATING CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
OPERATING CONTINGENCIES

16. OPERATING CONTINGENCIES

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases and expenses are denominated in RMB and all of the Company’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB may require certain supporting documentation to affect the remittance.

Litigation

The Company is, from time to time, involved in litigation incidental to the conduct of its business regarding merchandise sold, employment matters, and litigation regarding intellectual property rights.

In December 2020, Jian Yiao (the “Plaintiff”) filed a complaint against Chengdu Aixintang Pharmacy Co., Ltd. (“Aixintang Pharmacy”, or the “Defendant”) in Zhangjiagang People’s Court in Jiangsu Province. The complaint alleges that Jian Yiao is entitled to $392,305 (RMB 2,500,000) from Aixintang Pharmacy for not fulfilling the contractual obligation of a purchase agreement entered in March 2020 (the “Purchase Agreement”). Aixintang Pharmacy claimed that the Purchase Agreement was falsely entered by an employee through forged documents, and that Aixintang Pharmacy did not enter the Purchase Agreement. The Court determined that Aixintang Pharmacy breached the Purchase Agreement by not delivering the products ordered and ordered Aixintang Pharmacy to pay $392,305 (RMB 2,500,000) to the Plaintiff. In December 2020, Aixintang Pharmacy filed a motion in the Jiangsu Suzhou Intermediate People’s Court against the determination reached from the first trial.

In February 2021, the judge in the Jiangsu Suzhou Intermediate People’s Court denied the Defendant’s motion and upheld the judgment from the first trial. In March 2021, Aixintang Pharmacy filed another motion to the Jiangsu High People’s Court on the basis that the Purchase Agreement was forged. In February 2022, Aixintang Pharmacy filed an appeal in Jiangsu High People’s Court against the judgment reached by Jiangsu Suzhou Intermediate People’s Court in February 2021. To date, this legal proceeding remains pending.

In November 2021, the Company and Mr. Quanzhong Lin agreed that Mr. Lin shall assume any losses arising from this legal proceeding. As such, the Company did not accrue contingent losses from this legal proceeding as of September 30, 2023.

The Company believes that current pending litigation will not have a material adverse effect on its consolidated financial position, results of operations or cash flows.

16. OPERATING CONTINGENCIES

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases and expenses are denominated in RMB and all of the Company’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB may require certain supporting documentation to affect the remittance.

Litigation

The Company is, from time to time, involved in litigation incidental to the conduct of its business regarding merchandise sold, employment matters, and litigation regarding intellectual property rights.

In December 2020, Jian Yiao (the “Plaintiff”) filed a complaint against Chengdu Aixintang Haichuan Pharmacy Co., Ltd. (“Aixintang Pharmacy”, or the “Defendant”) in Zhangjiagang City People’s Court of Jiangsu Province. The complaint alleges that Jian Yiao is entitled to RMB2,500,000 ($392,305) from Aixintang Pharmacy for not fulfilling the contractual obligation of a purchase agreement entered in March 2020 (the “Purchase Agreement”). Aixintang Pharmacy claimed that the Purchase Agreement was falsely entered by an employee through forged documents, and that Aixintang Pharmacy did not enter the Purchase Agreement. The Court determined that Aixintang Pharmacy breached the Purchase Agreement by not delivering the products ordered and ordered Aixintang Pharmacy to pay RMB2,500,000 ($392,305) to the Plaintiff. In December 2020, Aixintang Pharmacy filed a motion in the Jiangsu Suzhou Intermediate People’s Court of Jiangsu Province against the determination reached from the first trial.

In February 2021, the judge in the Jiangsu Suzhou Intermediate People’s Court denied the Defendant’s motion and upheld the judgment from the first trial. In March 2021, Aixintang Pharmacy filed another motion to the Jiangsu High People’s Court on the basis that the Purchase Agreement was forged. In February 2022, Aixintang Pharmacy filed an appeal in Jiangsu High People’s Court against the judgment reached by Jiangsu Suzhou Intermediate People’s Court in February 2021. As of the date of this report, this legal proceeding remains pending.

In November 2021, the Company and Mr. Quanzhong Lin agreed that Mr. Lin shall assume any losses arising from this legal proceeding. As such, the Company did not accrue contingent losses from this legal proceeding as of December 31, 2022 and 2021.

The Company believes that current pending litigation will not have a material adverse effect on its consolidated financial position, results of operations or cash flows.